Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 15, 2016
Supplement [Text Block]	bscfi_SupplementTextBlock
SANFORD C. BERNSTEIN FUND, INC.

AB Intermediate Municipal Portfolios

-AB Intermediate New York Municipal Portfolio

-AB Intermediate California Municipal Portfolio

(each a “Portfolio” or collectively, the “Portfolios”)

Supplement dated July 25, 2016 to the Prospectus dated January 15, 2016, as supplemented to date (the “Prospectus”) of the AB Intermediate Municipal Portfolios of Sanford C. Bernstein Fund, Inc. offering Class A, Class B, Class C and Advisor Class shares of the Portfolios.

*        *        *         *        *

AB Intermediate New York Municipal Portfolio

The following supplements certain information in the Summary section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

Shareholder Fees (fees paid directly from your investment)

Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Management Fees	0.48%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:
Transfer Agent	0.10%
Other Expenses	0.05%

Total Other Expenses	0.15%

Total Annual Portfolio Operating Expenses	0.63%

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Advisor Class
After 1 Year	$64
After 3 Years	$202
After 5 Years	$351
After 10 Years	$786

*        *        *         *        *

The following supplements certain information in the Bar Chart and Performance section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.ABglobal.com (click on “Menu — Americas — Individual Investors — US (US Citizens)”, then “Investments — Products and Performance — Mutual Funds”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Bar Chart

The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Portfolio’s Advisor Class shares are not presented in the bar chart and would differ from the annual returns of the Portfolio’s Class A shares only to the extent that the Advisor Class shares have lower expenses because the shares are invested in the same portfolio of securities. Through June 30, 2016, the year-to-date unannualized return for Class A shares was 2.71%.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 4.45%, 3rd quarter, 2009; and Worst Quarter was down -2.38%, 2nd quarter, 2013.

Performance Table

Average Annual Total Returns*

(For the periods ended December 31, 2015)

		1 Year	5 Years	10 Years
Class A**	Return Before Taxes	-0.88%	2.02%	2.80%
	Return After Taxes on Distributions	-0.88%	2.02%	2.77%
	Return After Taxes on Distributions and Sale of Portfolio Shares	0.42%	2.12%	2.78%
Advisor Class***	Return Before Taxes	2.45%	2.90%	3.37%
Barclays 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.41%	3.01%	3.98%
*	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges.

**	After-tax returns:

–	Are shown for Class A shares only and will vary for Advisor Class shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

***	Inception date of Advisor Class shares: July 25, 2016. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares, adjusted to reflect the net expense differences between Class A and Advisor Class shares.

*        *        *        *        *

AB Intermediate California Municipal Portfolio

The following supplements certain information in the Summary section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

Shareholder Fees (fees paid directly from your investment)

Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None
Exchange Fee	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Management Fees	0.49%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:
Transfer Agent	0.10%
Other Expenses	0.05%

Total Other Expenses	0.15%

Total Annual Portfolio Operating Expenses	0.64%

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Advisor Class
After 1 Year	$65
After 3 Years	$205
After 5 Years	$357
After 10 Years	$798

*        *        *         *        *

The following supplements certain information in the Bar Chart and Performance section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.ABglobal.com (click on “Menu — Americas — Individual Investors — US (US Citizens)”, then “Investments — Products and Performance — Mutual Funds”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Bar Chart

The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Portfolio’s Advisor Class shares are not presented in the bar chart and would differ from the annual returns of the Portfolio’s Class A shares only to the extent that the Advisor Class shares have lower expenses because the shares are invested in the same portfolio of securities. Through June 30, 2016, the year-to-date unannualized return for Class A shares was 2.55%.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 4.96%, 3rd quarter, 2009; and Worst Quarter was down -2.58%, 2nd quarter, 2013.

Performance Table

Average Annual Total Returns*

(For the periods ended December 31, 2015)

		1 Year	5 Years	10 Years
Class A**	Return Before Taxes	-1.25%	2.12%	2.79%
	Return After Taxes on Distributions	-1.26%	2.10%	2.75%
	Return After Taxes on Distributions and Sale of Portfolio Shares	0.13%	2.17%	2.77%
Advisor Class***	Return Before Taxes	2.07%	3.00%	3.36%
Barclays 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.41%	3.01%	3.98%
*	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges.

**	After-tax returns:

–	Are shown for Class A shares only and will vary for Advisor Class shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

***	Inception date of Advisor Class shares: July 25, 2016. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares, adjusted to reflect the net expense differences between Class A and Advisor Class shares.
*        *        *        *        *

New York Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bscfi_SupplementTextBlock
SANFORD C. BERNSTEIN FUND, INC.

AB Intermediate Municipal Portfolios

-AB Intermediate New York Municipal Portfolio

(each a “Portfolio” or collectively, the “Portfolios”)

Supplement dated July 25, 2016 to the Prospectus dated January 15, 2016, as supplemented to date (the “Prospectus”) of the AB Intermediate Municipal Portfolios of Sanford C. Bernstein Fund, Inc. offering Class A, Class B, Class C and Advisor Class shares of the Portfolios.

*        *        *         *        *

AB Intermediate New York Municipal Portfolio

The following supplements certain information in the Summary section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

Shareholder Fees (fees paid directly from your investment)

Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Management Fees	0.48%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:
Transfer Agent	0.10%
Other Expenses	0.05%

Total Other Expenses	0.15%

Total Annual Portfolio Operating Expenses	0.63%

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Advisor Class
After 1 Year	$64
After 3 Years	$202
After 5 Years	$351
After 10 Years	$786

*        *        *         *        *

The following supplements certain information in the Bar Chart and Performance section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.ABglobal.com (click on “Menu — Americas — Individual Investors — US (US Citizens)”, then “Investments — Products and Performance — Mutual Funds”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Bar Chart

The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Portfolio’s Advisor Class shares are not presented in the bar chart and would differ from the annual returns of the Portfolio’s Class A shares only to the extent that the Advisor Class shares have lower expenses because the shares are invested in the same portfolio of securities. Through June 30, 2016, the year-to-date unannualized return for Class A shares was 2.71%.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 4.45%, 3rd quarter, 2009; and Worst Quarter was down -2.38%, 2nd quarter, 2013.

Performance Table

Average Annual Total Returns*

(For the periods ended December 31, 2015)

		1 Year	5 Years	10 Years
Class A**	Return Before Taxes	-0.88%	2.02%	2.80%
	Return After Taxes on Distributions	-0.88%	2.02%	2.77%
	Return After Taxes on Distributions and Sale of Portfolio Shares	0.42%	2.12%	2.78%
Advisor Class***	Return Before Taxes	2.45%	2.90%	3.37%
Barclays 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.41%	3.01%	3.98%
*	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges.

**	After-tax returns:

–	Are shown for Class A shares only and will vary for Advisor Class shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

***	Inception date of Advisor Class shares: July 25, 2016. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares, adjusted to reflect the net expense differences between Class A and Advisor Class shares.
*        *        *        *        *

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over ten years; and
  how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.ABglobal.com (click on “Menu — Americas — Individual Investors — US (US Citizens)”, then “Investments — Products and Performance — Mutual Funds”).

		The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Portfolio’s performance changed from year to year over ten years; and
  how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ABglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Portfolio’s Advisor Class shares are not presented in the bar chart and would differ from the annual returns of the Portfolio’s Class A shares only to the extent that the Advisor Class shares have lower expenses because the shares are invested in the same portfolio of securities. Through June 30, 2016, the year-to-date unannualized return for Class A shares was 2.71%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 4.45%, 3rd quarter, 2009; and Worst Quarter was down -2.38%, 2nd quarter, 2013.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2015)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns:– Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns:– Are shown for Class A shares only and will vary for Advisor Class shares because these Classes have different expense ratios;
New York Municipal Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
After 1 Year	rr_ExpenseExampleYear01	$ 64
After 3 Years	rr_ExpenseExampleYear03	202
After 5 Years	rr_ExpenseExampleYear05	351
After 10 Years	rr_ExpenseExampleYear10	$ 786
1 Year	rr_AverageAnnualReturnYear01	2.45%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	2.90%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	3.37%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2016	[1],[2]
New York Municipal Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
2006	rr_AnnualReturn2006	2.93%
2007	rr_AnnualReturn2007	3.77%
2008	rr_AnnualReturn2008	0.98%
2009	rr_AnnualReturn2009	7.89%
2010	rr_AnnualReturn2010	2.48%
2011	rr_AnnualReturn2011	6.32%
2012	rr_AnnualReturn2012	2.83%
2013	rr_AnnualReturn2013	(1.85%)
2014	rr_AnnualReturn2014	3.87%
2015	rr_AnnualReturn2015	2.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.38%)
1 Year	rr_AverageAnnualReturnYear01	(0.88%)	[1],[3]
5 Years	rr_AverageAnnualReturnYear05	2.02%	[1],[3]
10 Years	rr_AverageAnnualReturnYear10	2.80%	[1],[3]
New York Municipal Portfolio | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.88%)	[1],[3]
5 Years	rr_AverageAnnualReturnYear05	2.02%	[1],[3]
10 Years	rr_AverageAnnualReturnYear10	2.77%	[1],[3]
New York Municipal Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%	[1],[3]
5 Years	rr_AverageAnnualReturnYear05	2.12%	[1],[3]
10 Years	rr_AverageAnnualReturnYear10	2.78%	[1],[3]
New York Municipal Portfolio | Barclays 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.41%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.01%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.98%	[1]
California Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bscfi_SupplementTextBlock
SANFORD C. BERNSTEIN FUND, INC.

AB Intermediate Municipal Portfolios

-AB Intermediate California Municipal Portfolio

(each a “Portfolio” or collectively, the “Portfolios”)

Supplement dated July 25, 2016 to the Prospectus dated January 15, 2016, as supplemented to date (the “Prospectus”) of the AB Intermediate Municipal Portfolios of Sanford C. Bernstein Fund, Inc. offering Class A, Class B, Class C and Advisor Class shares of the Portfolios.

*        *        *         *        *

AB Intermediate California Municipal Portfolio

The following supplements certain information in the Summary section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

Shareholder Fees (fees paid directly from your investment)

Advisor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None
Exchange Fee	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor Class
Management Fees	0.49%

Distribution and/or Service (12b-1) Fees	None

Other Expenses:
Transfer Agent	0.10%
Other Expenses	0.05%

Total Other Expenses	0.15%

Total Annual Portfolio Operating Expenses	0.64%

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Advisor Class
After 1 Year	$65
After 3 Years	$205
After 5 Years	$357
After 10 Years	$798

*        *        *         *        *

The following supplements certain information in the Bar Chart and Performance section of the Portfolio’s Prospectus to reflect the addition of Advisor Class shares to the Portfolio’s existing share classes.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over ten years; and

•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.ABglobal.com (click on “Menu — Americas — Individual Investors — US (US Citizens)”, then “Investments — Products and Performance — Mutual Funds”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.

Bar Chart

The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Portfolio’s Advisor Class shares are not presented in the bar chart and would differ from the annual returns of the Portfolio’s Class A shares only to the extent that the Advisor Class shares have lower expenses because the shares are invested in the same portfolio of securities. Through June 30, 2016, the year-to-date unannualized return for Class A shares was 2.55%.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 4.96%, 3rd quarter, 2009; and Worst Quarter was down -2.58%, 2nd quarter, 2013.

Performance Table

Average Annual Total Returns*

(For the periods ended December 31, 2015)

		1 Year	5 Years	10 Years
Class A**	Return Before Taxes	-1.25%	2.12%	2.79%
	Return After Taxes on Distributions	-1.26%	2.10%	2.75%
	Return After Taxes on Distributions and Sale of Portfolio Shares	0.13%	2.17%	2.77%
Advisor Class***	Return Before Taxes	2.07%	3.00%	3.36%
Barclays 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.41%	3.01%	3.98%
*	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges.

**	After-tax returns:

–	Are shown for Class A shares only and will vary for Advisor Class shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

***	Inception date of Advisor Class shares: July 25, 2016. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares, adjusted to reflect the net expense differences between Class A and Advisor Class shares.
*        *        *        *        *

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio’s performance changed from year to year over ten years; and
  how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.ABglobal.com (click on “Menu — Americas — Individual Investors — US (US Citizens)”, then “Investments — Products and Performance — Mutual Funds”).

		The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future. As with all investments, you may lose money by investing in the Portfolio.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Portfolio’s performance changed from year to year over ten years; and
  how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ABglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. The annual returns for the Portfolio’s Advisor Class shares are not presented in the bar chart and would differ from the annual returns of the Portfolio’s Class A shares only to the extent that the Advisor Class shares have lower expenses because the shares are invested in the same portfolio of securities. Through June 30, 2016, the year-to-date unannualized return for Class A shares was 2.55%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 4.96%, 3rd quarter, 2009; and Worst Quarter was down -2.58%, 2nd quarter, 2013.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2015)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns:– Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns:– Are shown for Class A shares only and will vary for Advisor Class shares because these Classes have different expense ratios;
California Municipal Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.64%
After 1 Year	rr_ExpenseExampleYear01	$ 65
After 3 Years	rr_ExpenseExampleYear03	205
After 5 Years	rr_ExpenseExampleYear05	357
After 10 Years	rr_ExpenseExampleYear10	$ 798
1 Year	rr_AverageAnnualReturnYear01	2.07%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	3.00%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	3.36%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2016	[1],[2]
California Municipal Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
2006	rr_AnnualReturn2006	3.02%
2007	rr_AnnualReturn2007	3.65%
2008	rr_AnnualReturn2008	1.23%
2009	rr_AnnualReturn2009	6.59%
2010	rr_AnnualReturn2010	2.90%
2011	rr_AnnualReturn2011	7.07%
2012	rr_AnnualReturn2012	3.11%
2013	rr_AnnualReturn2013	(1.87%)
2014	rr_AnnualReturn2014	3.79%
2015	rr_AnnualReturn2015	1.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.58%)
1 Year	rr_AverageAnnualReturnYear01	(1.25%)	[1],[3]
5 Years	rr_AverageAnnualReturnYear05	2.12%	[1],[3]
10 Years	rr_AverageAnnualReturnYear10	2.79%	[1],[3]
California Municipal Portfolio | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.26%)	[1],[3]
5 Years	rr_AverageAnnualReturnYear05	2.10%	[1],[3]
10 Years	rr_AverageAnnualReturnYear10	2.75%	[1],[3]
California Municipal Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%	[1],[3]
5 Years	rr_AverageAnnualReturnYear05	2.17%	[1],[3]
10 Years	rr_AverageAnnualReturnYear10	2.77%	[1],[3]
California Municipal Portfolio | Barclays 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.41%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.01%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.98%	[1]

[1]	Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges.
[2]	Inception date of Advisor Class shares: July 25, 2016. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio’s Class A shares, adjusted to reflect the net expense differences between Class A and Advisor Class shares.
[3]	After-tax returns:– Are shown for Class A shares only and will vary for Advisor Class shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.